Intangible assets, Net	12 Months Ended
Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, Net

5. Intangible assets, Net

As of March 31, 2025 and 2024, intangible assets consisted of the following:

	March 31,
	2025	2024
Patents	¥2,101	¥2,101
Trademarks	773	-
Software - WIP	4,691	-
Total intangible assets	7,565	2,101
Less: Accumulated amortization	(461)	(139)
Total intangible assets, net	¥7,104	¥1,962

The Company recognized amortization expenses on intangible assets of JPY322, JPY139 and nil during the fiscal years ended March 31, 2025, 2024 and 2023, respectively. The Company records amortization expenses in selling, general and administrative expenses in the Statements of Operations.